Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of reconciliation of effective tax rate

	2023	2022	2021
	€’000	€’000	€’000
Profit/ (loss) before tax	(30,857)	(27,313)	23,564
Tax using Company’s domestic tax rate at 12.5%	3,857	3,414	(2,945)
Tax effect of:
Non-deductible expenses / non-taxable income	(967)	(842)	3,848
Current-year losses for which no deferred tax asset is recognized	(4,647)	(3,973)	(1,312)
Impacts of different foreign tax rates	1,916	1,435	409
Total tax charge	159	34	-